Filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended
Securities Act File No. 333-141120

TIMBERLINE SMALL CAP GROWTH FUND

of

FUNDVANTAGE TRUST

Class A

SGWAX

Adviser Class

SGWYX

Institutional Class

SGRIX

Supplement dated January 9, 2014 to the Prospectus and Statement of Additional Information (“SAI”) for the Timberline Small Cap Growth Fund (the “Fund”) dated September 1, 2013.

Reduction of Minimum Initial Investment to $100,000

The minimum initial investment requirement for Institutional Class shares of the Fund has been reduced from $1,000,000 to $100,000 for Regular Accounts, effective January 9, 2014.  All references in the Prospectus and SAI to the former minimum initial investment for Institutional Class shares of the Fund are hereby changed accordingly.

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For more information about the Fund’s investment goals, strategies, and risks, see the Prospectus and SAI. The Prospectus and SAI, are available, free of charge, by calling (866) 632-9904 and on the Fund’s website at www.timberlineasset.com.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE